Supplement Dated June 24, 2019
To The Prospectus Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Please note that effective May 24, 2019, the sub-adviser for the JNL/Oppenheimer Emerging Markets Innovator Fund and the JNL/Oppenheimer Global Growth Fund is Invesco Advisers, Inc. Shareholders in these funds will be sent an Information Statement containing additional information regarding the change of sub-adviser for the Funds. As a result of this change, please delete all references to OppenheimerFunds, Inc. and Oppenheimer as the Funds’ sub-adviser and replace with Invesco Advisers, Inc. and Invesco, as applicable.

Effective May 31, 2019, for the JNL/PPM America High Yield Bond Fund, please delete all references to Curt Burns and John Walding.

Effective May 31, 2019, for the JNL/PPM America Total Return Fund, please delete all references to Mark Redfearn and Matt Willey.

The JNL/Vanguard Small Company Growth Fund is closed for new and existing investments.

The following funds are now available for investment and the applicable fund summaries accompany this supplement:

JNL/AQR Large Cap Defensive Style Fund
JNL/BlackRock Advantage International Fund
JNL/DFA International Core Equity Fund
JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/Franklin Templeton Growth Allocation Fund
JNL/JPMorgan Global Allocation Fund
JNL/RAFI® Fundamental Asia Developed Fund
JNL/RAFI® Fundamental Europe Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund

The following funds’ names are changed as indicated:

Prior Fund Name	New Fund Name
JNL/AB Dynamic Asset Allocation Fund	JNL/JPMorgan Global Allocation Fund
JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/Mellon Capital European 30 Fund	JNL/RAFI® Fundamental Europe Fund
JNL/Mellon Capital Pacific Rim 30 Fund	JNL/RAFI® Fundamental Asia Developed Fund
JNL/Mellon Capital Index 5 Fund	JNL/Mellon Index 5 Fund
JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Emerging Markets Index Fund
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund	JNL/Mellon S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund	JNL/Mellon S&P 1500 Value Index Fund
JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Small Cap Index Fund
JNL/Mellon Capital International Index Fund	JNL/Mellon International Index Fund
JNL/Mellon Capital Bond Index Fund	JNL/Mellon Bond Index Fund
JNL/Mellon Capital Consumer Staples Sector Fund	JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Capital Industrials Sector Fund	JNL/Mellon Industrials Sector Fund
JNL/Mellon Capital Materials Sector Fund	JNL/Mellon Materials Sector Fund
JNL/Mellon Capital Real Estate Sector Fund	JNL/Mellon Real Estate Sector Fund
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Utilities Sector Fund

The JNL/Mellon Capital 10 x 10 Fund is merged into JNL/Mellon Index 5 Fund and should be deleted from your prospectus.

Please note that Goldman Sachs Asset Management, L.P. (“GSAM”) has entered into a contract to acquire Standard & Poor’s Investment Advisory Services LLC (“SPIAS”). Upon the closing of that acquisition, which is expected to occur on or about July 1, 2019, GSAM will replace SPIAS as sub-adviser to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, and JNL/S&P Total Yield Fund.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DFA Growth Allocation Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.37%
Total Annual Fund Operating Expenses	1.02%
Less Waiver/Reimbursement[3]	0.13%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.89%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.05% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. JNAM has contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund.  This fee waiver arrangement will continue for at least one year from the date of this supplement, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.37%
Total Annual Fund Operating Expenses	0.72%
Less Waiver/Reimbursement[3,4]	0.18%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[5]	0.54%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]
JNAM has contractually agreed to waive 0.05% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. JNAM has contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund.  This fee waiver arrangement will continue for at least one year from the date of this supplement, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[5]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DFA Growth Allocation Fund, please delete the tables and replace with the following:

JNL/DFA Growth Allocation Fund Class A
1 year	3 years	5 years	10 years
$91	$312	$551	$1,236

JNL/DFA Growth Allocation Fund Class I
1 year	3 years	5 years	10 years
$55	$212	$383	$878

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DFA Moderate Growth Allocation Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.32%
Total Annual Fund Operating Expenses	0.97%
Less Waiver/Reimbursement[3]	0.10%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.87%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.05% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. JNAM has contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund.  This fee waiver arrangement will continue for at least one year from the date of this supplement, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.32%
Total Annual Fund Operating Expenses	0.67%
Less Waiver/Reimbursement[3,4]	0.15%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[5]	0.52%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]
JNAM has contractually agreed to waive 0.05% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. JNAM has contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund.  This fee waiver arrangement will continue for at least one year from the date of this supplement, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[5]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DFA Moderate Growth Allocation Fund, please delete the tables and replace with the following:

JNL/DFA Moderate Growth Allocation Fund Class A
1 year	3 years	5 years	10 years
$89	$299	$527	$1,181

JNL/DFA Moderate Growth Allocation Fund Class I
1 year	3 years	5 years	10 years
$53	$199	$358	$820

Effective May 31, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/PPM America High Yield Bond Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Adam Spielman	June 2018	Senior Managing Director, Head of Leveraged Credit, Total Return, PPM
Karl Petrovich	April 2018	Managing Director, PPM
John Broz (CPA inactive)	May 2019	Vice President, PPM

Effective May 31, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/PPM America Total Return Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Michael T. Kennedy, CFA	2009	Senior Managing Director, PPM
Erica Lankfer	April 2018	Managing Director, PPM

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Vanguard U.S. Stock Market Index Fund, please delete the second paragraph and corresponding bullet points in the entirety and replace with the following:

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:
•	Vanguard Value Index Fund Institutional Shares;
•	Vanguard Growth Index Fund Institutional Shares;
•	Vanguard Large-Cap Index Fund Institutional Shares;
•	Vanguard Total Stock Market Index Fund Institutional Shares;
•	Vanguard Small-Cap Index Fund Institutional Shares; and
•	Vanguard Mid-Cap Index Fund Institutional Shares.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Vanguard International Stock Market Index Fund, please delete the second paragraph and corresponding bullet points in the entirety and replace with the following:

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:
•	Vanguard Developed Markets Index Fund Institutional Plus Shares;
•	Vanguard FTSE All-World ex-US Index Fund Institutional Shares;
•	Vanguard European Stock Index Fund Institutional Shares;
•	Vanguard Pacific Stock Index Fund Institutional Shares;
•	Vanguard Emerging Markets Stock Index Fund Institutional Shares;
•	Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares; and
•	Vanguard Total International Stock Index Fund Institutional Shares.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Vanguard Global Bond Market Index Fund, please delete the second paragraph and corresponding bullet points in the entirety and replace with the following:

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:
•	Vanguard Total International Bond Index Fund Institutional Shares;
•	Vanguard Total Bond Market Index Fund Institutional Shares;
•	Vanguard Short-Term Bond Index Fund Institutional Shares;
•	Vanguard Mortgage-Backed Securities Index Fund Institutional Shares;
•	Vanguard Intermediate-Term Bond Index Fund Institutional Shares; and
•	Vanguard Long-Term Bond Index Fund Institutional Shares.

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, and JNL/S&P Total Yield Fund, please delete first paragraph in the entirety and replace with the following:

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund.  Performance prior to on or about July 1, 2019 reflects the Fund’s results when managed by a former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

In the section entitled, “Summary Overview of Each Fund,” please delete the section entitled “Portfolio Management,” for the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, and JNL/S&P Total Yield Fund, and replace with the following:

Portfolio Management.

Co-Sub-Advisers:
Standard & Poor's Investment Advisory Services LLC (“SPIAS”)
Goldman Sachs Asset Management, L.P. (“GSAM”)*
Mellon Investments Corporation (“Mellon”)
* Please note that GSAM has entered into a contract to acquire SPIAS. Upon the closing of that acquisition, which is expected to occur on or about July 1, 2019, GSAM will become a sub-adviser to the Fund. Mellon will remain a sub-adviser to the Fund.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Erin Gibbs*	2011	Portfolio Manager, Equities, SPIAS
William Charles Bassignani*	2011	Chief Investment Officer, SPIAS
Marcus Ng	July 2019	Portfolio Manager, GSAM
Nicholas Chan	July 2019	Portfolio Manager, GSAM
Karen Q. Wong, CFA	2007	Managing Director, Mellon
Richard A. Brown, CFA	2007	Managing Director, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Mellon
* Upon closing of the acquisition on or about July 1, 2019, Ms. Gibbs and Mr. Bassignani will no longer be Portfolio Managers for the Fund.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund, please delete the last paragraph and replace with the following:

The Fund does not take direct positions in asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes.  Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.
In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”) or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund, please delete the first paragraph in the entirety and replace with the following:

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund.  Performance prior to on or about July 1, 2019 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

In the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund, please delete the Sub-Adviser section and Portfolio Managers table in the entirety and replace with the following:

Sub-Adviser:
Standard & Poor's Investment Advisory Services LLC (“SPIAS”)
Goldman Sachs Asset Management, L.P. (“GSAM”)*
* Please note that GSAM has entered into a contract to acquire SPIAS. Upon the closing of that acquisition, which is expected to occur on or about July 1, 2019, GSAM will become the sub-adviser to the Fund.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Charles Bassignani*	2011	Chief Investment Officer, SPIAS
Michael Carapucci**	2010	Vice President, GSAM
Christopher Lvoff, CFA, ASA	July 2019	Managing Director, GSAM
* Upon closing of the acquisition on or about July 1, 2019, Mr. Bassignani will no longer be a Portfolio Manager for the Fund.
** Mr. Carapucci was previously Deputy Chief Investment Officer and Portfolio Manager for the Fund at SPIAS.

In the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” subheading “Causeway International Small Cap Fund” for the JNL Multi-Manager International Small Cap Fund, please delete the first paragraph in the entirety and replace with the following:

Causeway Capital Management LLC (“Causeway”) constructs the strategy by investing primarily in common stocks of companies with smaller market capitalizations located in developed and emerging markets outside the U.S.  Smaller market capitalization companies have market capitalizations that do not exceed the highest market capitalization of a company within the Index at the time of purchase. As of December 31, 2018, the Index included companies with market capitalizations of up to $7.9 billion and included companies in both developed and emerging markets outside the U.S. Investments in companies include both developed and emerging markets outside the U.S. Some of these companies, although small compared with larger U.S. companies, might be large companies in their local markets. The Causeway International Small Cap Strategy may invest in a wide range of industries. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the Causeway International Small Cap Strategy at the Sub-Adviser’s discretion.

In the section entitled, “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” the second sentence under the sub-heading “The Sub-Advisers to the JNL Multi-Manager International Small Cap Fund are:” is deleted in the entirety and replaced with the following:

The portfolio managers responsible for management of the Causeway International Small Cap Strategy of the Fund are Arjun Jayaraman, MacDuff Kuhnert, and Joe Gubler.

Effective May 24, 2019, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Oppenheimer Emerging Markets Innovator Fund and the JNL/Oppenheimer Global Growth Fund, please delete the first paragraph in the entirety and replace with the following:

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Invesco Advisers, Inc.  (“Invesco” or "Sub-Adviser"), located at 1555 Peachtree, N.E, Atlanta, GA 30309.  Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2018, Invesco Ltd. managed approximately $888.2 billion in total assets. On May 24, 2019, Invesco acquired OppenheimerFunds, Inc., the Fund’s former sub-adviser (“Oppenheimer”).

Effective May 31, 2019, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/PPM America High Yield Bond Fund, please delete the fourth through sixth paragraphs in the entirety and replace with the following:

Karl Petrovich is a managing director and portfolio manager on the total return fixed income team at PPM. He is responsible for investment and allocation decisions for the firm’s high yield core strategy which is managed on behalf of institutional and retail investors globally. Mr. Petrovich joined the portfolio management team in 2008 from PPM’s performance and attribution group. Prior to joining PPM in 2006, he managed the Financial Reporting Group for Nuveen Asset Management where he oversaw staff, processes and systems associated with the preparation of financial statements, SEC filings, and other performance and portfolio analytics-related information. Mr. Petrovich earned a BS in finance from the University of Wyoming.
John Broz is a vice president and portfolio manager on the fixed income team at PPM. He is responsible for investment and allocation decisions for the firm’s high yield strategies which are managed on behalf of investors globally. Mr. Broz joined the portfolio management team in 2017 from PPM’s fixed income research team, where he covered P&C insurance, insurance brokerage, Yankee banks, and investment management companies, as well as quasi-governmental organizations. Prior to joining PPM in 2013, he worked in the external audit group at Deloitte & Touche. Mr. Broz earned a master’s degree in business administration from the University of Chicago, as well as both a master’s degree and a bachelor’s degree in accountancy from the University of Illinois. He is a Certified Public Accountant (inactive).

Effective May 31, 2019, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/PPM America Total Return Fund, please delete the fourth through sixth paragraphs in the entirety and replace with the following:

Erica Lankfer is a managing director and portfolio manager on the total return fixed income team at PPM. She is responsible for investment and allocation decisions for several of the firm’s fixed income strategies, including core plus fixed income and credit which are managed on behalf of institutional and retail investors globally. Prior to joining PPM in 2011, Ms. Lankfer was an associate in the Financial Services Group for PricewaterhouseCoopers LLC where she was responsible for audit procedures and valuation services. Ms. Lankfer earned an MBA in finance and economics from the University of Chicago and a BS in finance and accounting from Miami University (Ohio).

In the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Vanguard U.S. Stock Market Index Fund, please delete the second paragraph and corresponding bullet points in the entirety and replace with the following:

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:
•	Vanguard Value Index Fund Institutional Shares;
•	Vanguard Growth Index Fund Institutional Shares;
•	Vanguard Large-Cap Index Fund Institutional Shares;
•	Vanguard Total Stock Market Index Fund Institutional Shares;
•	Vanguard Small-Cap Index Fund Institutional Shares; and
•	Vanguard Mid-Cap Index Fund Institutional Shares.

In the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Vanguard International Stock Market Index Fund, please delete the second paragraph and corresponding bullet points in the entirety and replace with the following:

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:
•	Vanguard Developed Markets Index Fund Institutional Plus Shares;
•	Vanguard FTSE All-World ex-US Index Fund Institutional Shares;
•	Vanguard European Stock Index Fund Institutional Shares;
•	Vanguard Pacific Stock Index Fund Institutional Shares;
•	Vanguard Emerging Markets Stock Index Fund Institutional Shares;
•	Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares; and
•	Vanguard Total International Stock Index Fund Institutional Shares.

In the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Vanguard Global Bond Market Index Fund, please delete the second paragraph and corresponding bullet points in the entirety and replace with the following:

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:
•	Vanguard Total International Bond Index Fund Institutional Shares;
•	Vanguard Total Bond Market Index Fund Institutional Shares;
•	Vanguard Short-Term Bond Index Fund Institutional Shares;
•	Vanguard Mortgage-Backed Securities Index Fund Institutional Shares;
•	Vanguard Intermediate-Term Bond Index Fund Institutional Shares; and
•	Vanguard Long-Term Bond Index Fund Institutional Shares.

In the section entitled, “Additional Information About Each Fund,” under “The Sub-Advisers and Portfolio Management,” for the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, and JNL/S&P Total Yield Fund, please add the following after the fifth paragraph:

Please note that GSAM has entered into a contract to acquire SPIAS. Upon the closing of that acquisition, which is expected to occur on or about July 1, 2019, GSAM will replace SPIAS as a sub-adviser to the Fund. Upon closing of the acquisition, Ms. Gibbs and Mr. Bassignani will no longer be Portfolio Managers for the Fund.

A co-sub-adviser to the Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York, 10282.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”).  As of December 31, 2018, GSAM, including its investment advisory affiliates, had assets under supervision of $1.33 trillion (assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion).

Nick Chan is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM. He also oversees the team’s client portfolio management effort in the Americas and Bengaluru. Mr. Chan joined Goldman Sachs in 2000. He earned an AB in International Relations, with honors and Phi Beta Kappa, from Stanford University in 2000 and an MBA from Harvard Business School in 2006. He is a CFA charterholder.

Marcus Ng is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM.  He joined GSAM in 2019 as a vice president.  Prior to joining GSAM, Mr. Ng was at S&P Investment Advisory Services (“SPIAS”), having joined in 2006. He managed the advisory quantitative equity portfolios and was responsible for quantitative portfolio research to enhance existing models and develop new strategies. Prior to joining SPIAS, Mr. Ng worked for the ClariFI® group at S&P Global Market Intelligence (formerly S&P Capital IQ) advising clients on how to use the full suite of technologies in the development of quantitative equity strategies. Mr. Ng holds a Master of Science in Investment Management from Boston University and a Bachelor of Science degree in Physics from California Institute of Technology. He is also a CFA charterholder.

In the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund, please delete the fifth and sixth paragraphs in the entirety and replace with the following:

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes.  Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Glossary of Risks.”
Acting as Sub-Adviser, Goldman Sachs Asset Management, L.P. (“GSAM”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that GSAM uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund, expected performance of each Fund based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. GSAM’s investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or investment categories.
In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”) or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

In the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund, please add the following after the fourth paragraph:

Please note that GSAM has entered into a contract to acquire SPIAS. Upon the closing of that acquisition, which is expected to occur on or about July 1, 2019, GSAM will become the sub-adviser to the Fund. Upon closing of the acquisition, Mr. Bassignani will no longer be a Portfolio Manager for the Fund.

The Sub-Adviser to the Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York, 10282.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”).  As of December 31, 2018, GSAM, including its investment advisory affiliates, had assets under supervision of $1.33 trillion (assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion).
Christopher Lvoff, CFA, ASA and Michael Carapucci will share the primary responsibility for the development of the investment allocations of the Fund.

Mr. Lvoff is a senior portfolio manager focusing on co-mingled investment funds and model portfolios within the Global Portfolio Solutions (GPS) Group in GSAM. The GPS Group provides multi-asset class products and solutions for institutional and individual investors, focusing on customized asset allocation, tactical implementation, risk management and portfolio construction. Previously, Mr. Lvoff was a member of the Multi-Product Investment Group in GSAM, which developed, implemented and managed multi-asset class portfolios for GSAM’s institutional clients. He joined Goldman Sachs in 2007 as an analyst and was named managing director in 2015.
Prior to joining the firm, Mr. Lvoff worked as an actuarial associate at Towers Perrin, focusing on retirement plan design and defined benefit plan asset liability valuation.

Mr. Lvoff earned a BS in economics, magna cum laude, from the Wharton School of the University of Pennsylvania. He is an associate of the Society of Actuaries and is a CFA charterholder.
Mr. Carapucci is a portfolio manager within the Global Portfolio Solutions (GPS) Group in GSAM.  He joined GSAM in 2019 as a vice president.  Prior to joining GSAM, Mr. Carapucci served multiple roles at SPIAS. He was appointed Deputy Chief Investment Officer and Portfolio Manager, Multi-Asset in 2016. Prior to that, Mr. Carapucci was a Portfolio Manager with SPIAS since January 2012 and an Investment Officer from October 2010 to December 2011. Mr. Carapucci participated in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, he was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products. He holds a Masters in Business Administration from the Zicklin School of Business-Baruch College and a BS in Finance and Investments from The College of New Jersey.

In the section entitled, “Redemption of Fund Shares,” please add the following after the last paragraph:

Redemptions will generally be in the form of cash, although a Fund reserves the right to redeem in kind from another Fund.  If a Fund redeems shares in kind from another Fund, it may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

This Supplement is dated June 24, 2019.

Supplement Dated June 24, 2019
To The Statement of Additional Information
Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Please note that effective May 24, 2019, the sub-adviser for the JNL/Oppenheimer Emerging Markets Innovator Fund and the JNL/Oppenheimer Global Growth Fund is Invesco Advisers, Inc. Shareholders in these funds will be sent an Information Statement containing additional information regarding the change of sub-adviser for the Funds.

Effective May 24, 2019, on pages 240-243, in the section entitled “Investment Adviser, Sub-Advisers and Other Service Providers,” please delete the sub-section entitled “OppenheimerFunds, Inc.” in the entirety.

Effective May 31, 2019, for the JNL/PPM America High Yield Bond Fund, please delete all references to Curt Burns and John Walding.

Effective May 31, 2019, for the JNL/PPM America Total Return Fund, please delete all references to Mark Redfearn and Matt Willey.

Effective June 24, 2019, please delete all references to JNL/Mellon Capital European 30 Fund and JNL/Mellon Capital Pacific Rim 30 Fund.

The following funds’ names are changed as indicated:

Prior Fund Name	New Fund Name
JNL/AB Dynamic Asset Allocation Fund	JNL/JPMorgan Global Allocation Fund
JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/Mellon Capital European 30 Fund	JNL/RAFI® Fundamental Europe Fund
JNL/Mellon Capital Pacific Rim 30 Fund	JNL/RAFI® Fundamental Asia Developed Fund
JNL/Mellon Capital Index 5 Fund	JNL/Mellon Index 5 Fund
JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Emerging Markets Index Fund
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund	JNL/Mellon S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund	JNL/Mellon S&P 1500 Value Index Fund
JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Small Cap Index Fund
JNL/Mellon Capital International Index Fund	JNL/Mellon International Index Fund
JNL/Mellon Capital Bond Index Fund	JNL/Mellon Bond Index Fund
JNL/Mellon Capital Consumer Staples Sector Fund	JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Capital Industrials Sector Fund	JNL/Mellon Industrials Sector Fund
JNL/Mellon Capital Materials Sector Fund	JNL/Mellon Materials Sector Fund
JNL/Mellon Capital Real Estate Sector Fund	JNL/Mellon Real Estate Sector Fund
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Utilities Sector Fund

The JNL/Mellon Capital 10 x 10 Fund is merged into JNL/Mellon Index 5 Fund and should be deleted from your prospectus.

Please note that Goldman Sachs Asset Management, L.P. (“GSAM”) has entered into a contract to acquire Standard & Poor’s Investment Advisory Services LLC (“SPIAS”). Upon the closing of that acquisition, which is expected to occur on or about July 1, 2019, GSAM will replace SPIAS as sub-adviser to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, and JNL/S&P Total Yield Fund.

On page 8, in the section entitled, “Common Types of Investments and Management Practices (All Funds Except Feeder Funds),” under “Commodities, Commodities Futures, and Commodity-Linked Notes,” please delete the last paragraph in the entirety and replace with the following:

The JNL/BlackRock Global Allocation Fund, JNL/DoubleLine® Core Fixed Income Fund, JNL/FPA + DoubleLine® Flexible Allocation Fund, JNL/Franklin Templeton Growth Allocation Fund, JNL/Franklin Templeton Income Fund and JNL/PIMCO Real Return Fund may invest in commodity-linked notes and other commodity derivatives.  The JNL/AQR Managed Futures Strategy Fund may invest in commodity futures, commodity forwards, commodity swaps, swaps on commodity futures and other commodity derivatives.

On page 187, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Dimensional Fund Advisors LP,” please delete the Other Accounts Managed by the Portfolio Managers tables in the entirety and replace with the following:

JNL/DFA International Core Equity Fund
				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
William Collins-Dean	Other Registered Investment Companies	3	$1.40 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	7	$1.74 billion	0	$0

Jed S. Fogdall	Other Registered Investment Companies	110	$351.56 billion	0	$0
	Other Pooled Vehicles	24	$15.37 billion	1	$151 million
	Other Accounts	82	$25.39 billion	6	$3.28 billion

Mary T. Phillips	Other Registered Investment Companies	63	$178.65 billion	0	$0
	Other Pooled Vehicles	2	$1.83 billion	0	$0
	Other Accounts	3	$918 million	0	$0

Bhanu P. Singh	Other Registered Investment Companies	47	$166.52 billion	0	$0
	Other Pooled Vehicles	1	$41 million	0	$0
	Other Accounts	1	$468 million	0	$0

JNL/DFA U.S. Core Equity Fund
				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Jed S. Fogdall	Other Registered Investment Companies	110	$351.56 billion	0	$0
	Other Pooled Vehicles	24	$15.37 billion	1	$151 million
	Other Accounts	82	$25.39 billion	6	$3.28 billion

Joel P. Schneider	Other Registered Investment Companies	28	$53.90 million	0	$0
	Other Pooled Vehicles	10	$4.93 million	1	$151 million
	Other Accounts	119	$4.48 million	0	$0

Lukas J. Smart	Other Registered Investment Companies	36	$121.95 billion	0	$0
	Other Pooled Vehicles	10	$2.30 billion	0	$0
	Other Accounts	9	$7.40 billion	1	$41 million

On page 192, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “FIAM LLC,” please delete first paragraph in the entirety and replace with the following:

FIAM LLC (“FIAM”), 900 Salem Street, Smithfield, Rhode Island 02917, is a sub-adviser to the JNL/Fidelity Institutional Asset Management® Total Bond Fund.  FIAM is an indirectly held subsidiary of FMR LLC.  As of December 31, 2018, FIAM managed approximately $160.9 billion in assets.

On pages 205-207, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Goldman Sachs Asset Management, L.P.,” please delete the section in the entirety and replace with the following:

Goldman Sachs Asset Management, L.P.
Goldman Sachs Asset Management, L.P. (“GSAM®”), which is located at 200 West Street, New York, New York, 10282 serves as Sub-Adviser to the JNL/Goldman Sachs Emerging Markets Debt Fund. Effective on or about July 1, 2019, GSAM will serve as Sub-Adviser to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund.  Effective on or about July 1, 2019, GSAM will be co-Sub-Adviser with Mellon for the following Funds: JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/S&P Mid 3 Fund, and JNL/S&P International 5 Fund.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co., LLC (“Goldman Sachs”).  As of December 31, 2018, GSAM, including its investment advisory affiliates, along with other units of the Investment Management Division of GSAM, had assets under supervision (AUS) of $1.33 trillion (firm-wide assets include assets managed by GSAM and its investment advisory affiliates).  AUS includes assets under management and other client assets for which Goldman Sachs does not have full discretion.
In connection with GSAM’s service as Sub-Adviser to the JNL/Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Fund.  The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies.  GSAMI is not compensated by the Trust.  GSAMI is located at Peterborough Court, 133 Fleet Street, London EC4A 2BB, United Kingdom, and is an affiliate of Goldman Sachs.  GSAMI is regulated by the Financial Conduct Authority and is a registered investment adviser since 1991.
Portfolio Manager Compensation Structure
Fixed Income Base Salary and Performance Bonus.
Compensation for GSAM portfolio managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-, 3- and 5-year time horizons.
The primary benchmark for the JNL/Goldman Sachs Emerging Markets Debt Fund is the JPMorgan GBI EM Global Diversified Index and a blended benchmark of 75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan CEMBI Broad Diversified Index is the secondary benchmark.  This secondary benchmark will be used for purposes of portfolio manager compensation.
The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (a) general client/shareholder orientation and (b) focus on risk management and firm reputation and (c) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.
Other Compensation – In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.
Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest
The following tables reflect information as of December 31, 2018 (unless otherwise stated):
JNL/Goldman Sachs Emerging Markets Debt Fund
				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Samuel Finkelstein	Other Registered Investment Companies	61	$243.2 million	0	$0
	Other Pooled Vehicles	423	$251.57 million	3	$1.67 million
	Other Accounts	4,129	$319.55 million	48	$19.73 million

Ricardo Penfold	Other Registered Investment Companies	35	$20.06 million	0	$0
	Other Pooled Vehicles	168	$53.3 million	3	$1.67 million
	Other Accounts	1,337	$192.4 million	29	$15.1 million

JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund, as of March 31, 2019
				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Michael Carapucci	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Christopher Lvoff	Other Registered Investment Companies	23	$8.48 billion	0	$0
	Other Pooled Vehicles	7	$1.69 billion	0	$0
	Other Accounts	2	$858.1 million	0	$0

JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/S&P Mid 3 Fund, and JNL/S&P International 5 Fund, as of March 31, 2019
				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Marcus Ng	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Nicholas Chan	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Conflicts of Interest
The involvement of the GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to one or more funds for which GSAM is a sub-adviser or adviser or limit such funds’ investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equity and other markets and the securities and issuers in which the certain funds directly and indirectly invest. Thus, it is likely that such funds may have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. GSAM acts as sub-adviser to certain of the funds. The fees earned by GSAM in this capacity are generally based on asset levels, the fees are not directly contingent on the Fund performance, and GSAM would still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the GSAM take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs advised clients or the GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to, distributors, consultants and others who recommend the Fund or who engage in transactions with or for the Funds.
The Funds may make brokerage and other payments to Goldman Sachs and its affiliates in connection with the Funds’ portfolio investment transactions, in accordance with applicable law.
Security Ownership of Portfolio Managers for the JNL/Goldman Sachs Emerging Markets Debt Fund as of December 31, 2018
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Samuel Finkelstein	X
Ricardo Penfold	X

Security Ownership of Portfolio Managers for the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund as of March 31, 2019
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Michael Carapucci	X
Christopher Lvoff	X

Security Ownership of Portfolio Managers for the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/S&P Mid 3 Fund, and JNL/S&P International 5 Fund as of March 31, 2019
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Marcus Ng	X
Nicholas Chan	X

Due to GSAM internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.

Effective May 24, 2019, on pages 211-212, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Invesco Advisers, Inc. (“Invesco”) and its Affiliates,” please delete the first through fourth paragraphs and replace with the following:

Invesco Advisers, Inc. (“Invesco”) and its Affiliates
Invesco, located at 1555 Peachtree, N.E., Atlanta, GA 30309, serves as Sub-Adviser to the JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/Oppenheimer Global Growth Fund, and a co-sub-adviser to the JNL Multi-Manager Alternative Fund.  Invesco is an indirect wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.
Invesco Hong Kong Limited (“IHKL”) serves as Sub-Adviser to the JNL/Invesco China-India Fund.  IHKL is an indirect wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.
The Sub-Sub-Adviser to the JNL/Invesco Global Real Estate Fund (“Real Estate Fund”) is Invesco Asset Management Limited (“IAML”) with its principal office at Perpetual Park, Perpetual Park Drive, Henley – on – Thames Oxfordshire, RG91HH, United Kingdom.  IAML is an affiliate of Invesco.  IAML is compensated by Invesco at no additional expense to the Trust.  Invesco and IAML are collectively referred to herein as “Invesco.”
Day-to-day investment management decisions for the Real Estate Fund will be made by the sub-Sub-Adviser.  The sub-Sub-Adviser is responsible for choosing certain types of real estate securities for the Real Estate Fund.  IAML is an indirect, wholly owned subsidiary of Invesco Ltd.  As of December 31, 2018, Invesco Ltd. managed approximately $888.2 billion in total assets.

Effective May 24, 2019, on page 213, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Invesco Advisers, Inc. (“Invesco”) and its Affiliates,” please add the following to the sub-section entitled “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest”:

The following tables reflect information as of December 31, 2018:

JNL/Oppenheimer Emerging Markets Innovator Fund
				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Justin Leverenz, CFA	Other Registered Investment Companies	8	$38.90 billion	0	$0
	Other Pooled Vehicles	7	$4.04 billion	0	$0
	Other Accounts	2	$359.76 million	0	$0

Heidi Heikenfeld, CFA	Other Registered Investment Companies	3	$1.12 billion	0	$0
	Other Pooled Vehicles	2	$82.63 million	0	$0
	Other Accounts	0	$0	0	$0

JNL/Oppenheimer Global Growth Fund
				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
John Delano, CFA	Other Registered Investment Companies	9	$17.35 billion	0	$0
	Other Pooled Vehicles	2	$229.39 million	0	$0
	Other Accounts	1	$94.58 million	0	$0

Effective May 24, 2019, on page 217, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Invesco Advisers, Inc. (“Invesco”) and its Affiliates,” please add the following:

Security Ownership of Portfolio Managers for the JNL/Oppenheimer Global Growth Fund as of December 31, 2018
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
John Delano, CFA	X

Security Ownership of Portfolio Managers for the JNL/Oppenheimer Emerging Markets Innovator Fund as of December 31, 2018
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Justin Leverenz, CFA	X
Heidi Heikenfeld, CFA	X

Effective May 31, 2019, on page 245, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers, for the JNL/PPM America High Yield Bond Fund, please delete the Other Accounts Managed by the Portfolio Managers tables in the entirety and replace with the following, which contains information as of March 31, 2019:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Adam Spielman	Other Registered Investment Companies	6	$1.89 billion	0	$0
	Other Pooled Vehicles	6	$1.73 billion	3	$962.99 million
	Other Accounts	3	$471.70 million	0	$0

Karl Petrovich	Other Registered Investment Companies	1	$51.55 million	0	$0
	Other Pooled Vehicles	3	$1.60 billion	0	$0
	Other Accounts	0	$0	0	$0

John Broz	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Effective May 31, 2019, on page 248, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” please delete the Security Ownership of Portfolio Managers for the JNL/PPM America High Yield Bond Fund as of December 31, 2018 table in the entirety and replace with the following, which contains information as of March 31, 2019:

Security Ownership of Portfolio Managers for the JNL/PPM America High Yield Bond Fund as of March 31, 2019
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Adam Spielman	X
Karl Petrovich	X
John Broz	X

Effective on or about July 1, 2019, on pages 254-256, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” please delete the section “Standard & Poor’s Investment Advisory Services LLC” in the entirety.

On page 275, in the section entitled, “Sub-Advisory Fees,” please delete footnote 5 in the entirety and replace with the following:

5 Assets for these Funds are aggregated in calculating the SPIAS sub-advisory fees. Effective on or about July 1, 2019, assets for these Funds will be aggregated in calculating the GSAM sub-advisory fees.

On page 278, in the section entitled, “Sub-Advisory Fees,” please delete the table row for the “JNL/JPMorgan Global Allocation Fund” in the entirety and replace with the following:

FUND	ASSETS	FEES
JNL/JPMorgan Global Allocation Fund (formerly, JNL/AB Dynamic Asset Allocation Fund)[17,20]	$0 to $1.5 billion $1.5 billion to $3 billion Over $3 billion	.40% .38% .35%
20 For purposes of calculating the sub-adviser fee for the JNL/JPMorgan Global Allocation Fund, the fee will be reduced by the Acquired Fund Fees and Expenses (“AFFE”) attributable to the fund’s investment in other funds advised by JPMorgan (each an “Unaffiliated Underlying Fund”). The AFFE for each Unaffiliated Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each Unaffiliated Underlying Fund.

On page 284, in the section entitled, “Sub-Advisory Fees,” please delete footnote 1 in the entirety and replace with the following:

1 Assets for these Funds are aggregated in calculating the SPIAS sub-advisory fees. Effective on or about July 1, 2019, assets for these Funds will be aggregated in calculating the GSAM sub-advisory fees.

On page 335, in the section entitled, “Disclosure of Portfolio Information,” please delete footnote 1 in the entirety and replace with the following:

1  The Fund of Funds, S&P Funds, Target Funds, Sector Funds, ETF Funds, and Index Funds (such as the JNL/S&P Managed Conservative Fund, the JNL/Mellon International Index Fund, the JNL/RAFI® Multi-Factor U.S. Equity Fund, the JNL/RAFI® Fundamental U.S. Small Cap Fund, the JNL/RAFI® Fundamental Europe Fund, the JNL/RAFI® Fundamental Asia Developed Fund, and/or the JNL/S&P Total Yield Fund) generally include those Funds advised by JNAM, and certain Funds sub-advised by GSAM and/or Mellon.  The Fund of Funds, S&P Funds, ETF Funds, and Index Funds have distinct investment strategies and these policies and procedures recognize that more frequent disclosure of portfolio holdings information may be required for the benefit of shareholders.

On page 339, in the section entitled, “Purchases, Redemptions and Pricing of Shares,” please add the following after the last paragraph:

A Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of a Fund to another Fund, in lieu of cash, in conformity with applicable rules of the SEC and procedures adopted by the Board.  Any securities redeemed in kind will be readily marketable and will be valued in accordance with the Funds’ valuation policy.  If a Fund redeems shares in kind from another Fund, such Fund would incur transaction costs in converting the assets into cash.

This Supplement is dated June 24, 2019.